Leases	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
Leases
44. Leases
The Group as lessee
The Group leases branches under lease contracts. Leases are typically for a term of 5 years, with the option to renew after that date. Payments for leases are increased annually to reflect the market conditions.
Below are the minimum future payments of leases under lease contracts not subject to cancellation as of December 31, 2020 and 2019:

	Leases in U.S. dollars	Leases in local currency	Total December 31, 2020	Total December 31, 2019
Up to 1 year	166,578	12,565	179,143	113,988
From 1 to 5 years	1,798,702	156,101	1,954,803	1,670,331
More than 5 years	814,011	2,772	816,783	1,641,963

TOTAL			2,950,729	3,426,282

The amount of the depreciation of the right of use recognized in results was 695,110 and 766,294 for the years ended December 31, 2020 and 2019.